Income Taxes - Summary of Effective Tax Rates (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Combined Canadian federal and provincial income taxes at the statutory tax rate	$ 1,971	$ 1,768	$ 1,525
Tax-exempt income from securities	(226)	(409)	(367)
Foreign operations subject to different tax rates	(110)	22	13
Change in tax rate for deferred income taxes	425	(2)	(2)
Previously unrecognized tax loss, tax credit or temporary difference for a prior period	(92)	(54)	(15)
Income attributable to investments in associates and joint ventures	(39)	(103)	(47)
Adjustments in respect of current tax for prior periods	20	18	8
Other	11	56	(14)
Provision for income taxes and effective tax rate	$ 1,960	$ 1,296	$ 1,101
Combined Canadian federal and provincial income taxes at the statutory tax rate	26.60%	26.60%	26.60%
Tax-exempt income from securities	(3.00%)	(6.20%)	(6.40%)
Foreign operations subject to different tax rates	(1.50%)	0.30%	0.30%
Change in tax rate for deferred income taxes	5.70%
Previously unrecognized tax loss, tax credit or temporary difference for a prior period	(1.20%)	(0.80%)	(0.30%)
Income attributable to investments in associates and joint ventures	(0.50%)	(1.50%)	(0.80%)
Adjustments in respect of current tax for prior periods	0.30%	0.20%	0.10%
Other	0.10%	0.90%	(0.30%)
Provision for income taxes and effective tax rate	26.50%	19.50%	19.20%